Segment Information (Tables)	12 Months Ended
Mar. 31, 2020
Segment Reporting [Abstract]
Schedule of segment information
Year Ended March 31, 2020	Commodities	Financial	Technology	Total
Segmented operating revenues	$233	$175	$173	$581
Cost of revenues	94	-	165	259
Gross profit	139	175	8	322
Total operating expenses net of depreciation, amortization, and impairment	66	729	9,048	9,843
Depreciation and amortization	4	-	282	286
Other expense	(17)	-	(2,315)	(2,332)
Loss from continuing operations	$52	$(554)	$(11,637)	$(12,139)

Segmented assets as of March 31, 2020
Property and equipment, net	$3,423	$-	$542	$3,965
Oil and Gas Properties	$6,135	$-	$-	$6,135
Intangible assets, net	$9,353	$3,222	$-	$12,575
Capital expenditures	$-	$-	$-	$-